Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) Segments	Mar. 31, 2018 USD ($) Segments	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of summary of significant accounting policies [line items]
Government incentives included in revenues	₨ 8,929,600,000		₨ 9,302,200,000	₨ 20,814,400,000
Indirect tax incentive	4,746,400,000		5,610,400,000	9,960,800,000
Assets written off/loss on sale of assets and others (net)	(29,148,600,000)	$ (447.2)	(11,418,600,000)	(9,477,400,000)
Amount available for distribution	₨ 0		0
Number of reportable segments | Segments	2	2
Foreign exchange gain (loss) which has been reclassified from Hedging reserve to Income Statement	₨ (102,536,700,000)	$ (1,573.3)	(108,817,500,000)	(18,047,900,000)
Provision for finance receivables | $		177.8
Net change in hedge reserve by adoption of IFRS 9	₨ (45,081,100,000)		(213,038,100,000)	(84,860,000,000)	$ (691.7)
Convenience translation, rate of INR per US$1.00	65.175				65.175
Revenue [member]
Disclosure of summary of significant accounting policies [line items]
Foreign exchange gain (loss) which has been reclassified from Hedging reserve to Income Statement	₨ (118,767,000,000)	(1,822.3)	(112,697,800,000)	7,690,600,000
Raw materials, components and consumables [member]
Disclosure of summary of significant accounting policies [line items]
Foreign exchange gain (loss) which has been reclassified from Hedging reserve to Income Statement	₨ 15,674,800,000	$ 240.5	7,553,400,000	25,570,800,000
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of voting power held in associates	50.00%	50.00%
Product warranty claim, timing of outflow period	6 years	6 years
Leasing arrangement, timing of outflow period	3 years	3 years
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of voting power held in associates	20.00%	20.00%
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of summary of significant accounting policies [line items]
Number of days salary payable for lump sum payment	30 days	30 days
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of years of employment eligible for lump sum payment	1 year	1 year
Provident Fund and Family Pension [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of the covered employees' salary contributed to defined contribution plan	12.00%	12.00%
Increase (decrease) due to application of IFRS 9 [Member]
Disclosure of summary of significant accounting policies [line items]
Net change in retained earnings by adoption of IFRS 9	₨ (1,432,400,000)		(82,000,000)	3,179,000,000
Net change in hedge reserve by adoption of IFRS 9	7,088,900,000		8,490,600,000	837,600,000
Net change in cost of hedge reserve by adoption of IFRS 9	₨ (5,656,500,000)		₨ (8,408,600,000)	₨ (4,016,600,000)
Gratuity benefits [Member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days of salary payable related to gratuity plan	30 days	30 days
Gratuity benefits [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days of salary payable related to gratuity plan	15 days	15 days
Vesting period related to gratuity plan	5 years	5 years
Superannuation plan [Member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of annual basic salary for monthly pension benefits after retirement	2.00%	2.00%
Maximum percentage of salary entitled to benefits	15.00%	15.00%
Maximum percentage of employees salary contributed to plan	15.00%	15.00%
Maximum amount of employees salary contributed to plan	₨ 150,000
Superannuation plan [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of annual basic salary for monthly pension benefits after retirement	0.75%	0.75%
Bhavishya Kalyan Yojana [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of salary drawn eligible for monthly payments	50.00%	50.00%
Product development costs [Member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Product development cost, amortization period	120 months	120 months
Product development costs [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Product development cost, amortization period	24 months	24 months